Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total debt securities in issue	£ 97,815	£ 91,168
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	47,334	44,522
Covered bonds	30,479	28,194
Certificates of deposit	12,167	12,020
Securitisation notes	5,313	5,479
Commercial paper	10,504	8,038
Total debt securities in issue	105,797	98,253
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	7,930	7,032
Securitisation notes	52	53
Total debt securities in issue	7,982	7,085
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	39,404	37,490
Covered bonds	30,479	28,194
Certificates of deposit	12,167	12,020
Securitisation notes	5,261	5,426
Commercial paper	10,504	8,038
Total debt securities in issue	£ 97,815	£ 91,168